T. ROWE PRICE Diversified Mid-Cap Growth Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 4.7%
Entertainment 2.2%
Electronic Arts  21,100 2,799
Endeavor Group Holdings, Class A  107,300 2,761
ROBLOX, Class A (1) 381,900 14,581
Spotify Technology (1) 104,873 27,676
Take-Two Interactive Software (1) 15,653 2,324
50,141
Interactive Media & Services 1.0%
Match Group (1) 162,730 5,904
Pinterest, Class A (1) 434,400 15,061
Reddit, Class A (1) 54,636 2,694
23,659
Media 1.5%
Omnicom Group  73,000 7,063
Trade Desk, Class A (1) 327,808 28,657
35,720
Total Communication Services 109,520
CONSUMER DISCRETIONARY 13.8%
Broadline Retail 0.8%
Coupang (1) 862,200 15,338
Ollie's Bargain Outlet Holdings (1) 45,200 3,597
18,935
Distributors 0.5%
Pool  27,200 10,975
10,975
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions (1) 27,200 3,084
Duolingo (1) 12,400 2,735
Service Corp International  43,012 3,192
9,011
Hotels, Restaurants & Leisure 6.6%
Churchill Downs  49,300 6,101
Darden Restaurants  47,800 7,990
Domino's Pizza  23,000 11,428
DoorDash, Class A (1) 170,600 23,495
DraftKings, Class A (1) 374,180 16,991
Expedia Group (1) 45,100 6,213
Hilton Worldwide Holdings  115,190 24,571
Hyatt Hotels, Class A  16,700 2,666

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MGM Resorts International (1) 50,600 2,389
Restaurant Brands International  33,000 2,622
Royal Caribbean Cruises (1) 66,300 9,216
Wingstop  31,100 11,395
Wynn Resorts  27,422 2,803
Yum! Brands  173,500 24,056
151,936
Household Durables 0.5%
NVR (1) 1,519 12,304
12,304
Specialty Retail 4.8%
AutoZone (1) 1,676 5,282
Burlington Stores (1) 39,348 9,136
Carvana (1) 44,500 3,912
Five Below (1) 41,200 7,473
Floor & Decor Holdings, Class A (1) 46,700 6,053
RH (1) 8,200 2,856
Ross Stores  233,300 34,239
Tractor Supply  72,300 18,922
Ulta Beauty (1) 37,695 19,710
Williams-Sonoma  11,900 3,779
111,362
Textiles, Apparel & Luxury Goods 0.2%
Skechers USA, Class A (1) 60,100 3,682
3,682
Total Consumer Discretionary 318,205
CONSUMER STAPLES 2.6%
Beverages 1.1%
Brown-Forman, Class B  130,392 6,731
Celsius Holdings (1) 163,600 13,566
Constellation Brands, Class A  17,600 4,783
25,080
Consumer Staples Distribution & Retail 0.7%
BJ's Wholesale Club Holdings (1) 46,474 3,516
Casey's General Stores  11,289 3,595
Performance Food Group (1) 132,200 9,867
16,978
Food Products 0.3%
Freshpet (1) 28,600 3,313
Hershey  14,400 2,801
6,114

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 0.1%
Church & Dwight  23,483 2,450
2,450
Personal Care Products 0.4%
elf Beauty (1) 30,800 6,038
Estee Lauder, Class A  16,900 2,605
8,643
Total Consumer Staples 59,265
ENERGY 3.1%
Energy Equipment & Services 0.8%
Halliburton  371,082 14,628
Noble  83,400 4,044
18,672
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy  164,800 26,579
Chesapeake Energy  29,300 2,603
Coterra Energy  84,300 2,350
Diamondback Energy  33,600 6,659
Magnolia Oil & Gas, Class A  163,200 4,235
Matador Resources  58,700 3,919
Permian Resources  350,000 6,181
52,526
Total Energy 71,198
FINANCIALS 10.4%
Banks 0.6%
NU Holdings, Class A (1) 1,133,300 13,520
13,520
Capital Markets 3.9%
Ares Management, Class A  154,000 20,479
Blue Owl Capital  243,000 4,583
Cboe Global Markets  18,693 3,434
FactSet Research Systems  30,350 13,791
LPL Financial Holdings  59,400 15,694
MarketAxess Holdings  23,900 5,240
Morningstar  13,954 4,303
MSCI  31,400 17,598
Tradeweb Markets, Class A  56,751 5,912
91,034
Financial Services 3.6%
Apollo Global Management  384,200 43,203
Block (1) 128,400 10,860
Corpay (1) 53,308 16,448

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Euronet Worldwide (1) 26,600 2,924
Toast, Class A (1) 156,600 3,903
WEX (1) 23,500 5,582
82,920
Insurance 2.3%
Arch Capital Group (1) 169,400 15,659
Arthur J Gallagher  37,400 9,352
Globe Life  32,100 3,736
Hartford Financial Services Group  52,900 5,451
Kinsale Capital Group  20,000 10,495
Ryan Specialty Holdings (2) 146,800 8,147
52,840
Total Financials 240,314
HEALTH CARE 18.2%
Biotechnology 2.4%
Alkermes (1) 71,000 1,922
Alnylam Pharmaceuticals (1) 54,780 8,187
Apellis Pharmaceuticals (1) 91,363 5,370
Argenx, ADR (1) 15,017 5,912
Ascendis Pharma, ADR (1) 19,960 3,017
BeiGene, ADR (1) 11,700 1,830
BioNTech, ADR (1) 16,728 1,543
Exact Sciences (1) 78,018 5,388
Legend Biotech, ADR (1) 80,600 4,521
Neurocrine Biosciences (1) 73,822 10,182
Sarepta Therapeutics (1) 43,200 5,593
Vaxcyte (1) 32,000 2,186
55,651
Health Care Equipment & Supplies 6.2%
Align Technology (1) 52,500 17,216
Dexcom (1) 251,100 34,828
Globus Medical, Class A (1) 75,400 4,044
IDEXX Laboratories (1) 54,900 29,642
Inspire Medical Systems (1) 18,400 3,952
Insulet (1) 52,806 9,051
Lantheus Holdings (1) 51,100 3,180
Masimo (1) 19,800 2,908
Penumbra (1) 31,003 6,919
ResMed  92,920 18,401
Shockwave Medical (1) 24,400 7,945
STERIS  21,300 4,789
142,875

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 3.8%
Acadia Healthcare (1) 33,613 2,663
Cardinal Health  174,825 19,563
Cencora  155,900 37,882
Chemed  12,400 7,960
Molina Healthcare (1) 31,809 13,068
Tenet Healthcare (1) 76,000 7,988
89,124
Health Care Technology 0.9%
Veeva Systems, Class A (1) 91,095 21,106
21,106
Life Sciences Tools & Services 4.8%
Agilent Technologies  120,700 17,563
Bio-Rad Laboratories, Class A (1) 6,211 2,148
Bio-Techne  94,100 6,624
Bruker  64,500 6,059
Charles River Laboratories International (1) 9,500 2,574
ICON (1) 19,200 6,450
IQVIA Holdings (1) 107,000 27,059
Mettler-Toledo International (1) 12,100 16,109
Repligen (1) 26,104 4,801
West Pharmaceutical Services  54,539 21,582
110,969
Pharmaceuticals 0.1%
Elanco Animal Health (1) 135,300 2,203
2,203
Total Health Care 421,928
INDUSTRIALS & BUSINESS SERVICES 19.7%
Aerospace & Defense 2.2%
Axon Enterprise (1) 61,000 19,085
BWX Technologies  36,300 3,725
HEICO  45,700 8,729
Howmet Aerospace  91,900 6,289
TransDigm Group  10,000 12,316
50,144
Building Products 1.8%
Advanced Drainage Systems  46,900 8,078
Allegion  46,500 6,264
Carrier Global  40,400 2,349
Fortune Brands Innovations  34,551 2,925
Trane Technologies  46,400 13,929
Trex (1) 76,000 7,581
41,126

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 4.4%
Cintas  52,100 35,794
Clean Harbors (1) 41,900 8,435
Copart (1) 594,900 34,457
RB Global  110,700 8,432
Republic Services  30,200 5,781
Rollins  75,793 3,507
Waste Connections  31,575 5,431
101,837
Construction & Engineering 0.9%
Comfort Systems USA  17,928 5,696
Quanta Services  42,714 11,097
WillScot Mobile Mini Holdings (1) 95,300 4,431
21,224
Electrical Equipment 1.9%
AMETEK  45,037 8,237
Hubbell  27,100 11,248
Rockwell Automation  75,812 22,086
Vertiv Holdings, Class A  35,200 2,875
44,446
Ground Transportation 1.5%
Old Dominion Freight Line  133,234 29,220
Saia (1) 9,900 5,791
35,011
Machinery 0.7%
AGCO  17,500 2,153
Graco  30,000 2,804
Otis Worldwide  28,200 2,799
RBC Bearings (1) 12,873 3,480
Toro  30,447 2,790
Westinghouse Air Brake Technologies  20,500 2,987
17,013
Professional Services 4.3%
Booz Allen Hamilton Holding  103,570 15,374
Broadridge Financial Solutions  72,846 14,923
Dayforce (1) 26,829 1,776
Equifax  22,500 6,019
FTI Consulting (1) 17,492 3,678
KBR  68,700 4,374
Paychex  198,500 24,376
Paylocity Holding (1) 36,300 6,239
Verisk Analytics  97,200 22,913
99,672

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 2.0%
Fastenal  270,100 20,836
Ferguson  25,200 5,504
SiteOne Landscape Supply (1) 40,254 7,026
United Rentals  10,400 7,500
Watsco  10,700 4,622
45,488
Total Industrials & Business Services 455,961
INFORMATION TECHNOLOGY 23.5%
Communications Equipment 0.3%
Ciena (1) 39,700 1,963
Motorola Solutions  16,800 5,964
7,927
Electronic Equipment, Instruments & Components 2.6%
Amphenol, Class A  228,787 26,391
CDW  88,278 22,580
Celestica (1) 74,200 3,334
Keysight Technologies (1) 14,600 2,283
TE Connectivity  25,700 3,733
Zebra Technologies, Class A (1) 9,000 2,713
61,034
IT Services 3.6%
Cloudflare, Class A (1) 229,900 22,261
EPAM Systems (1) 8,872 2,450
Gartner (1) 49,006 23,360
Globant (1) 10,798 2,180
GoDaddy, Class A (1) 113,100 13,423
MongoDB (1) 55,955 20,068
83,742
Semiconductors & Semiconductor Equipment 4.0%
Astera Labs (1) 18,666 1,385
Enphase Energy (1) 70,700 8,554
Entegris  43,539 6,119
First Solar (1) 14,160 2,390
Lattice Semiconductor (1) 107,979 8,447
Microchip Technology  272,568 24,452
MKS Instruments  17,400 2,314
Monolithic Power Systems  33,000 22,355
ON Semiconductor (1) 53,038 3,901
Onto Innovation (1) 32,125 5,817
Teradyne  65,550 7,396
93,130

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 12.5%
Appfolio, Class A (1) 19,900 4,910
AppLovin, Class A (1) 75,900 5,254
Bentley Systems, Class B  126,457 6,604
BILL Holdings (1) 26,500 1,821
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)(4) 1,136 1,212
Confluent, Class A (1) 183,752 5,608
Crowdstrike Holdings, Class A (1) 136,933 43,899
CyberArk Software (1) 21,700 5,764
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (1)(3)(4) 52,161 3,834
Datadog, Class A (1) 213,846 26,431
Descartes Systems Group (1) 53,900 4,934
DocuSign (1) 78,300 4,663
DoubleVerify Holdings (1) 70,475 2,478
Dynatrace (1) 179,273 8,325
Elastic (1) 53,200 5,333
Fair Isaac (1) 17,500 21,868
Fortinet (1) 34,200 2,336
HubSpot (1) 32,149 20,143
Manhattan Associates (1) 49,175 12,305
Monday.com (1) 21,125 4,772
Nutanix, Class A (1) 140,900 8,696
Palantir Technologies, Class A (1) 1,359,789 31,289
Procore Technologies (1) 32,970 2,709
PTC (1) 46,734 8,830
Samsara, Class A (1) 303,423 11,466
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,143
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 168
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 236
Tyler Technologies (1) 25,544 10,856
Workiva (1) 26,500 2,247
Zscaler (1) 96,001 18,493
288,627
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Class A (1) 154,300 8,022
Super Micro Computer (1) 3,600 3,636
11,658
Total Information Technology 546,118
MATERIALS 1.2%
Chemicals 0.6%
CF Industries Holdings  25,800 2,147
PPG Industries  60,700 8,795

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
RPM International  26,273 3,125
14,067
Construction Materials 0.3%
Vulcan Materials  23,400 6,386
6,386
Containers & Packaging 0.1%
Avery Dennison  10,200 2,277
2,277
Metals & Mining 0.2%
Steel Dynamics  27,100 4,017
4,017
Total Materials 26,747
REAL ESTATE 1.7%
Industrial Real Estate Investment Trusts 0.2%
Rexford Industrial Realty, REIT  43,300 2,178
Terreno Realty, REIT  34,600 2,297
4,475
Real Estate Management & Development 0.5%
CoStar Group (1) 111,800 10,800
10,800
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  42,100 2,711
2,711
Retail Real Estate Investment Trusts 0.2%
Simon Property Group, REIT  34,500 5,399
5,399
Specialized Real Estate Investment Trusts 0.7%
CubeSmart, REIT  79,800 3,608
Iron Mountain, REIT  57,400 4,604
Lamar Advertising, Class A, REIT  67,120 8,015
16,227
Total Real Estate 39,612
UTILITIES 0.3%
Independent Power & Renewable Electricity Producers 0.3%
Vistra  115,400 8,038
Total Utilities 8,038
Total Common Stocks (Cost $1,491,734) 2,296,906

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.7%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,627 (1)(3)(4) 200,815 731
Total Health Care 731
INFORMATION TECHNOLOGY 0.7%
Software 0.7%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 72
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 3
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,552 (1)
(3)(4) 108,447 7,971
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)(3)(4) 13,101 963
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 2,226
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 389
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 1,114
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 197,401 1,915
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)(4) 32,662 204
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)(3)(4) 26,807 168
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 3
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)(4) 62,133 388
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)(4) 198,465 974
Total Information Technology 16,390
Total Convertible Preferred Stocks (Cost $17,166) 17,121
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 3,607,141 3,607
Total Short-Term Investments (Cost $3,607) 3,607

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 7,530,840 7,531
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,531
Total Securities Lending Collateral (Cost $7,531) 7,531
Total Investments in Securities 100.4%
(Cost $1,520,038) $ 2,325,165
Other Assets Less Liabilities (0.4)% (10,195)
Net Assets 100.0% $ 2,314,970
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$23,714 and represents 1.0% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 29++
Totals $ —# $ — $ 29+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 34,841  ¤  ¤ $ 11,138
Total $ 11,138^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $29 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,138.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Diversified Mid-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $(144,000) for the period ended
March 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,290,313 $ — $ 6,593 $ 2,296,906
Convertible Preferred Stocks — — 17,121 17,121
Short-Term Investments 3,607 — — 3,607
Securities Lending Collateral 7,531 — — 7,531
Total $ 2,301,451 $ — $ 23,714 $ 2,325,165
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 6,647 $ (54) $ 6,593
Convertible Preferred Stocks 17,211 (90) 17,121
Total $ 23,858 $ (144) $ 23,714

T. ROWE PRICE Diversified Mid-Cap Growth Fund

the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F149-054Q1 03/24